Shareholder Report, Line Graph (Details)	12 Months Ended
Sep. 30, 2024 USD ($)
Themes Airlines ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Themes Airlines ETF
Account Value	$ 10,663
Themes Cloud Computing ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Themes Cloud Computing ETF
Account Value	$ 11,221
Themes Copper Miners ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Themes Copper Miners ETF
Account Value	$ 11,203
Themes Cybersecurity ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Themes Cybersecurity ETF
Account Value	$ 11,583
Themes European Luxury ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Themes European Luxury ETF
Account Value	$ 9,498
Themes Generative Artificial Intelligence ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Themes Generative Artificial Intelligence ETF
Account Value	$ 11,935
Themes Global Systemically Important Banks ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Themes Global Systemically Important Banks ETF
Account Value	$ 12,509
Themes Gold Miners ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Themes Gold Miners ETF
Account Value	$ 15,048
Themes Lithium & Battery Metal Miners ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Themes Lithium & Battery Metal Miners ETF
Account Value	$ 12,244
Themes Natural Monopoly ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Themes Natural Monopoly ETF
Account Value	$ 11,871
Themes Robotics & Automation ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Themes Robotics & Automation ETF
Account Value	$ 11,251
Themes Silver Miners ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Themes Silver Miners ETF
Account Value	$ 11,601
Themes Uranium & Nuclear ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Themes Uranium & Nuclear ETF
Account Value	$ 10,564
Themes US Cash Flow Champions ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Themes US Cash Flow Champions ETF
Account Value	$ 12,080
Themes US Infrastructure ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Themes US Infrastructure ETF
Account Value	$ 10,831
Themes US R&D Champions ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Themes US R&D Champions ETF
Account Value	$ 12,456
Themes US Small Cap Cash Flow Champions ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Themes US Small Cap Cash Flow Champions ETF
Account Value	$ 12,374
MSCI ACWI Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 12,405
Solactive Airlines Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Solactive Airlines Index
Account Value	$ 10,698
MSCI ACWI Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 12,049
Solactive Cloud Computing Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Solactive Cloud Computing Index
Account Value	$ 11,253
MSCI ACWI Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 10,146
BITA Global Copper Mining Select Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	BITA Global Copper Mining Select Index
Account Value	$ 11,226
MSCI ACWI Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 12,405
Solactive Cybersecurity Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Solactive Cybersecurity Index
Account Value	$ 11,631
MSCI ACWI Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 12,049
Solactive European Luxury Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Solactive European Luxury Index
Account Value	$ 9,547
MSCI ACWI Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 12,405
Solactive Generative Artificial Intelligence Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Solactive Generative Artificial Intelligence Index
Account Value	$ 12,002
MSCI ACWI Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 12,049
KBW Nasdaq Global Bank Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	KBW Nasdaq Global Bank Index
Account Value	$ 12,628
MSCI ACWI Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 12,288
Solactive Global Pure Gold Miners Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Solactive Global Pure Gold Miners Index
Account Value	$ 15,141
MSCI ACWI Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 10,146
BITA Global Lithium and Battery Metals Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	BITA Global Lithium and Battery Metals Index
Account Value	$ 12,195
MSCI ACWI Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 12,288
Solactive Natural Monopoly Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Solactive Natural Monopoly Index
Account Value	$ 11,901
MSCI ACWI Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 11,554
Solactive Industrial Robotics & Automation Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Solactive Industrial Robotics & Automation Index
Account Value	$ 10,639
MSCI ACWI Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 11,282
STOXX Global Silver Mining Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	STOXX Global Silver Mining Index
Account Value	$ 11,638
MSCI ACWI Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 10,146
BITA Global Uranium and Nuclear Select Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	BITA Global Uranium and Nuclear Select Index
Account Value	$ 10,578
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 12,549
Solactive US Cash Flow Champions Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Solactive US Cash Flow Champions Index
Account Value	$ 12,114
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 10,382
Solactive United States Infrastructure Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Solactive United States Infrastructure Index
Account Value	$ 10,833
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 12,549
Solactive US R&D Champions Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Solactive US R&D Champions Index
Account Value	$ 12,498
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 12,549
Solactive US Small Cap Cash Flow Champions Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Solactive US Small Cap Cash Flow Champions Index
Account Value	$ 12,419